Decommissioning liability (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Mexico
Disclosure of other provisions [line items]
Estimated undiscounted cash flows	$ 949	$ 965
Discount rate	7.00%	10.00%
Settlement period	4 years	6 years
Inflation	4.00%	4.00%
Peru
Disclosure of other provisions [line items]
Estimated undiscounted cash flows	$ 20,249	$ 15,580
Discount rate	5.00%	7.00%
Inflation	2.00%	2.50%
Minimum | Peru
Disclosure of other provisions [line items]
Settlement period	4 years	5 years
Maximum | Peru
Disclosure of other provisions [line items]
Settlement period	15 years	11 years